Employees' Retirement Benefits (Schedule Of Estimated Future Benefit Payments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2015	¥ 132,813
2016	137,415
2017	134,663
2018	145,425
2019	136,291
2020-2024	560,810
Total	1,247,417
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
2015	34,828
2016	37,083
2017	38,536
2018	40,819
2019	42,174
2020-2024	226,607
Total	¥ 420,047